Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
The Company has evaluated subsequent events through August 14, 2026, the date these condensed consolidated financial statements were issued, and determined that there have been no events that have occurred that would require adjustments to the Company’s disclosures in the condensed consolidated financial statements, except for the following:
Galera Transaction
On August 3, 2026, Gazelle Parent, Inc. (“Parent”) completed the previously announced mergers pursuant to the Agreement and Plan of the Merger (the “Merger Agreement”) dated April 14, 2026, by and among Parent, the Company, Onyx MergerSub, Inc., Gazelle Merger Subsidiary, Inc. and Galera, such that Parent, who subsequently changed its name to Obsidian Therapeutics, Inc., became the parent of two wholly owned subsidiaries, Obsidian Therapeutics Sub, Inc. (formerly Obsidian Therapeutics, Inc. (“Legacy Obsidian”)) and Galera Therapeutics, Inc. (“Legacy Galera”).

In connection with the closing of the transaction, all outstanding shares of the Legacy Obsidian preferred stock and outstanding warrants were converted into shares of Legacy Obsidian common stock, which were subsequently converted into shares of Parent common stock calculated as defined in the Merger Agreement. Additionally, each outstanding and unexercised option to purchase Legacy Obsidian shares was converted into an option to purchase shares of Parent common stock, with necessary adjustments to the number of shares and exercise price pursuant to the terms of the Merger Agreement.
Concurrently with entering into the Merger Agreement, on April 14, 2026, Parent, Legacy Obsidian and Legacy Galera entered into a securities purchase agreement (the “Securities Purchase Agreement”), with certain qualified institutional buyers and/or accredited investors (the “Investors”). Pursuant to the Securities Purchase Agreement, and subject to the terms and conditions therein, the Investors agreed to purchase, and Legacy Galera agreed to issue and sell, immediately prior to the effective time of the Obsidian Merger (the “Obsidian Effective Time”), shares of Legacy Galera’s Series C
Non-Voting
Convertible Preferred Stock, par value $0.001 per share (“Series C Preferred Stock”), for an aggregate purchase price of $350.0 million (the “Concurrent PIPE Financing”). The Concurrent PIPE Financing closed on July 31, 2026.
In connection with the Concurrent PIPE Financing, Parent and Legacy Galera and the investors in the Concurrent PIPE Financing entered into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, the Company agreed to register for resale certain shares of common stock of Parent, par value $
0.0001
 per share (“Parent Common Stock”) held by such Investors from time to time, including shares of Parent Common Stock issued in the Mergers in exchange for the shares of common stock, par value $0.001 per share, of Legacy Galera (“Legacy Galera Common Stock”) issued in the Concurrent PIPE Financing.
On August 3, 2026, Parent and Legacy Obsidian entered into a Contingent Value Rights Agreement (the “CVR Agreement”) with Equiniti Trust Company, LLC (the “Rights Agent”), pursuant to which stockholders of Legacy Galera of record as of July 31, 2026 received (1) one contingent value right, each a CVR, for each outstanding share of Legacy Galera Common Stock held by such stockholder on such date, representing the right to receive a pro rata portion of 80% of any potential future net proceeds received by Parent or its affiliates from the development, commercialization, licensing, sale or other disposition of the Legacy Product (as defined in the CVR Agreement), or related intellectual property during the five years following the closing and (2) the CVR for each outstanding share of Legacy Galera Common Stock held by such stockholder on such date, representing the right to receive a pro rata portion of 95% of any potential future net proceeds received by Parent or its affiliates from the Supportive-Care Product Divestiture (as defined in the CVR Agreement) during the ten years following the closing.
Parent began trading on the Nasdaq Capital Market under the ticker symbol “OBX” on August 4, 2026.

15. Subsequent Events
The Company has evaluated subsequent events through April 22, 2026, the date these consolidated financial statements were issued, and determined that there have been no events that have occurred that would require adjustments to the Company’s disclosures in the consolidated financial statements, except for the following:
Conversion of Series
A-1
Preferred Stock
In February 2026, a holder of the Company’s Series
A-1
Preferred Stock delivered a notice electing to convert 7,085,290 shares of its Series
A-1
Preferred Stock into an equivalent number of shares of the Company’s common stock on a one-for-one
basis, in accordance with the conversion provisions of the Company’s fourth amended and restated certificate of incorporation. The conversion was effective upon the Company’s receipt of the notice and was not subject to any conditions. Following the conversion, 7,085,290 shares of Series
A-1
Preferred Stock were cancelled, and an equal number of common shares were issued to such holder.